ACCOUNTS RECEIVABLE, NET	6 Months Ended
Dec. 31, 2024
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
Third Parties	RMB	(Unaudited)	(Unaudited)
Trade accounts receivable	¥39,825,619	¥41,967,275	$5,749,493
Allowance for credit losses	(1,193,857)	(1,601,201)	(219,364)
Total third parties, net	¥38,631,762	¥40,366,074	$5,530,129

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
Third Parties- long-term	RMB	(Unaudited)	(Unaudited)
Trade accounts receivable	¥774,604	¥1,981,767	$271,501
Allowance for credit losses	(774,604)	(1,981,767)	(271,501)
Total third-parties, net	¥—	¥—	$—

Provision for credit losses of accounts receivable due from third parties was ¥1,051,564 for the six months ended December 31, 2023. Provision for credit losses of accounts receivable due from third parties was ¥1,614,507 ($221,187) for the six months ended December 31, 2024.

As the date of this report, approximately 23.8%, or ¥9.6 million ($1.3 million) of net outstanding balance as of December 31, 2024 has been collected.

Movement of allowance for doubtful accounts is as follows:

	June 30,	December 31,	December 31,
	2024	2024	2024
		RMB	US Dollars
	RMB	(Unaudited)	(Unaudited)
Beginning balance	¥995,449	¥1,968,461	$269,678
Charge to (reversal of) credit losses	973,012	1,614,507	221,187
Foreign currency translation adjustments	—	—	—
Ending balance	¥1,968,461	¥3,582,968	$490,865